Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	BAILLIE GIFFORD FUNDS
Central Index Key	0001120543
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	Apr. 29, 2016
Prospectus Date	Apr. 29, 2016
Baillie Gifford International Equity Fund | Class 1
Prospectus:
Trading Symbol	BGIOX
Baillie Gifford International Equity Fund | Class 2
Prospectus:
Trading Symbol	BGITX
Baillie Gifford International Equity Fund | Class 3
Prospectus:
Trading Symbol	BGIFX
Baillie Gifford International Equity Fund | Class 4
Prospectus:
Trading Symbol	BGIUX
Baillie Gifford International Equity Fund | Class 5
Prospectus:
Trading Symbol	BGIVX
Baillie Gifford EAFE Fund | Class 1
Prospectus:
Trading Symbol	BGEOX
Baillie Gifford EAFE Fund | Class 2
Prospectus:
Trading Symbol	BGETX
Baillie Gifford EAFE Fund | Class 3
Prospectus:
Trading Symbol	BGEUX
Baillie Gifford EAFE Fund | Class 4
Prospectus:
Trading Symbol	BGEFX
Baillie Gifford EAFE Fund | Class 5
Prospectus:
Trading Symbol	BGEVX
Baillie Gifford EAFE Choice Fund | Class 1
Prospectus:
Trading Symbol	BGCOX
Baillie Gifford EAFE Choice Fund | Class 2
Prospectus:
Trading Symbol	BGCWX
Baillie Gifford EAFE Choice Fund | Class 3
Prospectus:
Trading Symbol	BGCJX
Baillie Gifford EAFE Choice Fund | Class 4
Prospectus:
Trading Symbol	BGCLX
Baillie Gifford EAFE Choice Fund | Class 5
Prospectus:
Trading Symbol	BGCVX
Baillie Gifford EAFE Pure Fund | Class 1
Prospectus:
Trading Symbol	BGPOX
Baillie Gifford EAFE Pure Fund | Class 2
Prospectus:
Trading Symbol	BGPTX
Baillie Gifford EAFE Pure Fund | Class 3
Prospectus:
Trading Symbol	BGPFX
Baillie Gifford EAFE Pure Fund | Class 4
Prospectus:
Trading Symbol	BGPWX
Baillie Gifford EAFE Pure Fund | Class 5
Prospectus:
Trading Symbol	BGPVX
Baillie Gifford Emerging Markets Fund | Class 2
Prospectus:
Trading Symbol	BGEHX
Baillie Gifford Emerging Markets Fund | Class 5
Prospectus:
Trading Symbol	BGEDX
Baillie Gifford Emerging Markets Fund | Class 1
Prospectus:
Trading Symbol	BGEMX
Baillie Gifford Emerging Markets Fund | Class 3
Prospectus:
Trading Symbol	BGELX
Baillie Gifford Emerging Markets Fund | Class 4
Prospectus:
Trading Symbol	BGEPX
Baillie Gifford Emerging Markets Bond Fund | Class 1
Prospectus:
Trading Symbol	BGBAX
Baillie Gifford Emerging Markets Bond Fund | Class 2
Prospectus:
Trading Symbol	BGBTX
Baillie Gifford Emerging Markets Bond Fund | Class 3
Prospectus:
Trading Symbol	BGBGX
Baillie Gifford Emerging Markets Bond Fund | Class 4
Prospectus:
Trading Symbol	BGBPX
Baillie Gifford Emerging Markets Bond Fund | Class 5
Prospectus:
Trading Symbol	BGBHX
Baillie Gifford Global Alpha Equity Fund | Class 4
Prospectus:
Trading Symbol	BGALX
Baillie Gifford Global Alpha Equity Fund | Class 1
Prospectus:
Trading Symbol	BGAOX
Baillie Gifford Global Alpha Equity Fund | Class 2
Prospectus:
Trading Symbol	BGATX
Baillie Gifford Global Alpha Equity Fund | Class 3
Prospectus:
Trading Symbol	BGAEX
Baillie Gifford Global Alpha Equity Fund | Class 5
Prospectus:
Trading Symbol	BGAVX
Baillie Gifford The Long Term Global Growth Equity Fund | Class 1
Prospectus:
Trading Symbol	BGLNX
Baillie Gifford The Long Term Global Growth Equity Fund | Class 2
Prospectus:
Trading Symbol	BGLTX
Baillie Gifford The Long Term Global Growth Equity Fund | Class 3
Prospectus:
Trading Symbol	BGLOX
Baillie Gifford The Long Term Global Growth Equity Fund | Class 4
Prospectus:
Trading Symbol	BGLFX
Baillie Gifford The Long Term Global Growth Equity Fund | Class 5
Prospectus:
Trading Symbol	BGADX
Baillie Gifford North American Equity Fund | Class 1
Prospectus:
Trading Symbol	BGNOX
Baillie Gifford North American Equity Fund | Class 2
Prospectus:
Trading Symbol	BGNRX
Baillie Gifford North American Equity Fund | Class 3
Prospectus:
Trading Symbol	BGNDX
Baillie Gifford North American Equity Fund | Class 4
Prospectus:
Trading Symbol	BGNEX
Baillie Gifford North American Equity Fund | Class 5
Prospectus:
Trading Symbol	BGNVX